Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2015
Federal Home Loan Bank Advances [Abstract]
Schedule of Contractual Maturities of Long-Term Debt	The contractual maturities of long-term debt are as follows:
2016	$1,000,000
2017	1,750,000
2018	-
2019	-
2020	-
$2,750,000